Prepaid Expenses and Other Current Assets	6 Months Ended
Mar. 31, 2023
Prepaid Expenses and Other Current Assets [Abstarct]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of September 30, 2022 and March 31, 2023, prepaid expenses and other current assets consisted of the following:

	2022	2023
	(audited)
Short-term receivables due to disposal of Tianjin Jiahao	$-	$2,762,610
VAT prepayment	-	211,721
Security deposits	-	93,191
Prepaid professional service fee	42,173	46,232
Prepaid rental fee	57,214	28,685
Prepaid exhibition fee	7,169	-
Other	60,544	136,298
Prepaid expenses and other current assets	$167,100	$3,278,737